Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 160,316	$ 157,364	$ 151,505
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	21,217	17,347	15,774
Cash received from FDIC under loss share	720	2,502	13,421
Stock option compensation expense	232	324	473
Provision (reversal) for loan losses	(11,162)	(15,401)	1,350
(Gain) loss on investment securities and real estate held for sale, net	(28,528)	(2,510)	(8,011)
Loss on extinguishment of debt	10,554	0	0
Decrease (increase) in accrued interest receivable	11,608	(2,819)	(330)
Decrease (increase) in FDIC loss share receivable	1,795	(1,795)	(1,482)
Increase in cash surrender value of bank owned life insurance	(2,496)	0	0
Decrease (increase) in income taxes receivable	13,829	18,890	(17,462)
(Increase) decrease in other assets	(29,220)	(17,799)	36,350
(Decrease) increase in accrued expenses and other liabilities	(5,994)	17,612	(10,166)
Net cash provided by operating activities	142,871	173,715	181,422
CASH FLOWS FROM INVESTING ACTIVITIES
Net (loan originations) principal collections	(554,350)	(261,401)	343,771
Loans purchased	(279,936)	(218,544)	0
FHLB & FRB stock purchase	(4,067)	0	(23,981)
FHLB & FRB stock redeemed	55,708	14,017	5,894
Available-for-sale securities purchased	(315,114)	(1,280,477)	(889,595)
Principal payments and maturities of available-for-sale securities	721,951	609,395	275,726
Available-for-sale securities sold	246,826	0	43,198
Held-to-maturity securities purchased	(259,489)	0	(787,449)
Principal payments and maturities of held-to-maturity securities	159,947	103,617	331,022
Net cash received from acquisition	0	1,776,660	202,308
Proceeds from sales of real estate held for sale and investment	56,380	73,895	115,615
Proceeds from sales of covered REO	18,515	15,654	20,843
Purchase of bank owned life insurance	(100,000)
Premises and equipment purchased and REO improvements	(36,860)	(51,794)	(29,246)
Net cash provided (used) by investing activities	(290,489)	781,022	(391,894)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) in customer accounts	(85,073)	(226,914)	(223,515)
Proceeds from long-term borrowings	100,000	0	50,000
Repayments of long-term borrowings	(210,554)	0	(22,470)
Proceeds from exercise of common stock options and related tax benefit	2,070	10,252	4,261
Dividends paid on common stock	(51,111)	(42,065)	(37,835)
Treasury stock purchased, net	(126,728)	(104,291)	(110,238)
Increase (decrease) in advance payments by borrowers for taxes and insurance	21,220	(13,439)	2,402
Net cash (used) by financing activities	(350,176)	(376,457)	(337,395)
Increase (decrease) in cash and cash equivalents	(497,794)	578,280	(547,867)
Cash and cash equivalents at beginning of period	781,843	203,563	751,430
Cash and cash equivalents at end of period	284,049	781,843	203,563
Non-cash investing activities
Non-covered real estate acquired through foreclosure	30,024	37,721	91,352
Covered real estate acquired through foreclosure	1,892	8,748	11,196
Cash paid during the period for
Interest	116,226	128,733	140,409
Income taxes	65,720	64,372	80,417
The following summarizes the non-cash activities related to acquisitions
Fair value of assets and intangibles acquired, including goodwill	0	80,242	607,193
Fair value of liabilities assumed	0	(1,856,902)	(776,009)
Net fair value of acquired assets (liabilities)	$ 0	$ (1,776,660)	$ (168,816)